FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

	December 31,
	2023			2022
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$25,594	$—	$25,594	$25,955	$—	$25,955
Restricted cash	2,228	—	2,228	2,159	—	2,159
Cash equivalents
Money market funds	10,944	—	10,944	—	—	—
Short term deposits	—	—	—	15,000	—	15,000
Short-term deposits	78,000	—	78,000	18,000	—	18,000
Marketable securities	10,585	41,030	51,615	—	—	—
Total	$127,351	$41,030	$168,381	$61,114	$—	$61,114